Condensed Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,521)	$ (4,282)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	272	32
Issuance of common stock in exchange for license		486
Non-cash interest expense	1,642
Change in fair value of derivative liability	972
Change in fair value of warrant liability	168
Loss on extinguishment of debt	221
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,179)	(9)
Accounts payable	2,302	499
Accrued expenses and other current liabilities	941	79
Net cash used in operating activities	(11,182)	(3,195)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible promissory notes, net of cash issuance costs of $440	5,560
Payment of offering costs	(119)
Exercise of stock options for common stock under Equity Incentive Plan	47
Net cash provided by financing activities	26,653	6,470
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	15,471	3,275
Cash and cash equivalents at beginning of period	3,277	2
Cash and cash equivalents at end of period	18,748	3,277
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITY:
Derivative liability in connection with issuance of convertible promissory notes	1,896
Extinguishment of convertible promissory notes	4,646
Extinguishment of derivative liability in connection with extinguishment of convertible promissory notes	2,868
Deferred offering costs in accrued expenses	191
2018 Notes
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITY:
Issuance of warrants	242
Series A Convertible Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible preferred stock, net of cash issuance costs		6,470
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITY:
Issuance of warrants		$ 216
Series B Convertible Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible preferred stock, net of cash issuance costs	21,165
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITY:
Issuance of warrants	228
Issuance of convertible preferred stock upon extinguishment of convertible promissory notes	$ 8,219